AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

SUPPLEMENT DATED JANUARY 27, 2017

TO THE

SUMMARY PROSPECTUS DATED FEBRUARY 29, 2016

AS SUPPLEMENTED DECEMBER 29, 2016

AMERICAN INDEPENDENCE LARGE CAP GROWTH FUND

(Ticker Symbols: LGNIX, LGNAX, LGNCX)

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT

CONTAINED IN THE SUMMARY PROSPECTUS LISTED ABOVE.

•        On January 27, 2017, Navellier & Associates, Inc. (“Navellier”) tendered its resignation as sub-adviser to the American Independence Large Cap Growth Fund.  Effective as of January 27, 2017, Navellier is no longer a sub-adviser to the Fund.  All references to Navellier and portfolio managers Louis Navellier and Michael Garaventa should be deleted.  RiskX Investments, LLC remains as the investment adviser to the Fund.  Any reference to the “sub-adviser” should be replaced by the appropriate reference to the “adviser.”

•        On page 3 of the summary prospectus, the paragraph in sub-section “Principal Strategies” beginning with “The sub-adviser, Navellier & Associates, Inc. …” should be deleted in its entirety and replaced as follows:

The adviser seeks to identify and select inefficiently priced securities with strong appreciation potential by employing a fundamentally-based quantitative security ranking method in conjunction with a portfolio optimizer that attempts to maximize prospective returns while controlling volatility of returns. Securities are ranked primarily on the basis of a pattern recognition algorithm that uses recent and historical data from the financial reports of the target companies to predict relative returns of a mid- to large-cap universe of equity securities. The optimizer uses these forecast relative returns along with actual historical return data for estimating portfolio return volatility.

•        On page 5 of the summary prospectus, in the sub-section “Investment Advisers”, the second sentence (“The Sub-Adviser for the Fund is Navellier & Associates, Inc.”) is deleted.

•        On page 5 of the summary prospectus, in sub-section “Portfolio Management”, the table is deleted and replaced as follows:

Manager Name	Primary Title	Firm	Managed the Fund Since
Charles McNally	Chief Portfolio Strategist of RiskX Investments, LLC	RiskX Investments, LLC	2017

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE